Goodwill and Intangible Assets (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets [Abstract]
Schedule of goodwill	The following table summarizes the changes to goodwill (in thousands):

Amount
Balance at January 1, 2025	$19,544
Addition	793,426
Balance at June 30, 2025	$812,970

The following table summarizes the changes to goodwill (in thousands):

Amount
Balance at January 1, 2023	$97
Addition from the acquisition of Conductor	19,447
Balance at December 31, 2023 and 2024	$19,544

Schedule of finite-lived intangible assets
Intangible assets, net consisted of the following (dollars in thousands):

	June 30, 2025				December 31, 2024
	Weighted- Average Remaining Useful Lives (in years)	Acquired Intangibles, Gross	Accumulated Amortization	Acquired Intangibles, Net	Acquired Intangibles, Gross	Accumulated Amortization	Acquired Intangibles, Net
Acquired technologies	5	$167,253	$(9,271)	$157,982	$5,453	$(3,611)	$1,842
Other(1)	10	49,697	(1,784)	47,913	3,897	(830)	3,067
Total		$216,950	$(11,055)	$205,895	$9,350	$(4,441)	$4,909

(1)	Included in Other are customer relationships and trade names.

Intangible assets, net consisted of the following (in thousands):

	December 31, 2023			December 31, 2024
	Acquired Intangibles, Gross	Accumulated Amortization	Acquired Intangibles, Net	Acquired Intangibles, Gross	Accumulated Amortization	Acquired Intangibles, Net
Acquired technologies	$5,453	$(1,600)	$3,853	$5,453	$(3,611)	$1,842
Other(1)	3,897	(747)	3,150	3,897	(830)	3,067
Total	$9,350	$(2,347)	$7,003	$9,350	$(4,441)	$4,909

(1)	Included in Other are customer relationships and trade names.

Schedule of finite-lived intangible assets amortization expense
As of June 30, 2025, the expected future amortization expense related to intangible assets was as follows (in thousands):

Years Ending December 31,	Amount
Remaining portion of 2025	$18,940
2026	36,264
2027	36,250
2028	36,082
2029	36,069
Thereafter	42,290
Total expected future amortization expense	$205,895

As of December 31, 2024, the expected future amortization expense related to intangible assets was as follows (in thousands):

Years Ending December 31,	Amount
2025	$2,058
2026	441
2027	427
2028	261
2029	246
Thereafter	1,476
Total expected future amortization expense	$4,909